BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Employee contribution limit per calendar year (as a percent of pre-tax earnings)	50.00%
Employer match of employee contributions of each dollar	$ 0.50
Employer contribution limit per calendar year (as a percent of compensation)	3.00%
Matching contributions for United States 401 (k) defined contribution plan	6,500,000	5,000,000	4,900,000
Matching contributions for international employees defined contribution plan	$ 2,300,000	$ 1,400,000	$ 400,000